SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2013
SHORT-TERM BANK LOANS [Abstract]
SHORT-TERM BANK LOANS
12	SHORT-TERM BANK LOANS

Balances comprised bank loans with three different banks located in Taiwan and Hong Kong.

Loan from bank A in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during August 2010 and is available for the Group to draw on within a year. In January 2011, the Group has drawn down the full amount of loan of $6,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.2% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement, which adjusted to 1.1% higher than LIBOR in April 2012, and further adjusted to 1.6% higher than LIBOR in June 2012. Effective interest rate was 2.08% and 1.94% per annum as at December 31, 2012 and 2013. The loan is repayable on April 17, 2014.

Loan from bank B in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during March 2013 and drawn down the full amount of loan of $5,000. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.5% higher than the LIBOR at date of inception of loan facility agreement. The loan of $5,000 is pledged with Renminbi 32,900 (equivalent to $5,422) as restricted deposit and carries interest rate at 3.30% per annum. Effective interest rate of the loan was 2.08% per annum as at December 31,2013. The loan is repayable on March 24, 2014.

Loan from bank C in Taiwan

The Group has entered into loan facility agreement with a bank in Taiwan during June 2013 and is available for the Group to draw on within a year. In September 2013 and October 2013, the Group has drawn down the full amount of loan of $10,000 in two tranches of $5,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 0.8% higher than the London Interbank Offered Rate ("LIBOR") at date of inception of loan facility agreement. The first tranche of loan drawn down in September 2013 has been rolled-over in December 2013 with floating interest rate remains at 0.8% higher than LIBOR. The loan of $10,000 is pledged with Renminbi 68,200 (equivalent to $11,239) as restricted deposit and carries interest rate at 3.30% per annum. Effective interest rate of the loan was 1.04% per annum as at December 2013. The first tranche and second tranche of the loan are repayable on March 5, 2014 and January 28, 2014 respectively.

Loan from bank A in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong in May 2011 and is available for the Group to draw on within a year. In May 2011, the Group has drawn down the full amount of loan of $6,000 in two tranches of $3,000 in each tranche. This bank borrowing is denominated in US Dollars, which carries floating interest rate at 1.1% higher than the LIBOR at the dated of inception of loan facility agreement and adjusted to 1.9% higher than the LIBOR since November 2011. The loans have been rolled-over in May, August and November 2013 with floating interest rate remains at 1.9% higher than LIBOR throughout 2013. Effective interest rate was 2.29%, 2.20% and 2.14% per annum as at December 31, 2011, 2012 and 2013. The first tranche and second tranche of the loan are repayable on February 4, 2014 and February 11, 2014, respectively.

Loan from bank B in Hong Kong

The Group has entered into loan facility agreement with a bank in Hong Kong during December 2012 and drawn down the full amount of loan of $8,500. This bank borrowing is denominated in US Dollars, which carries fixed interest rate at 1.84% at date of inception of loan facility agreement. The loan of $8,500 together with $1,500 US Dollars have been converted into Renminbi and placed as time deposit (note 13). The loan is repayable on December 31, 2013. The Group has renewed the full amount of loan of $8,500 with fixed interest rate at 1.15% on December 30, 2013. The loan of $8,500 together with $2,000 US Dollars have been converted into Renminbi and placed as restricted deposit and carries interest rate at 1.84% per annum. The loan is repayable on March 31, 2014.

There were no restrictive financial covenants associated with these loans.